Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013	Dec. 31, 2010
Income Taxes (Textual)
Net operating loss carryforwards	$ 14,434,000
Net operating loss carryforwards, expire date	Dec. 31, 2033
Cash payment for taxes	(103,471)	(158,895)
Tax credit amount			103,971	159,395
Interest and penalties related to tax	$ 0	$ 0